Other Financial Assets And Liabilities - Effect on Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	$ (59)	$ 17
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	(1)	(17)
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	8
Gains (Losses) Reclassified into Income (Missed Forecast)	0
Gains (Losses) Recognized into Income (Ineffective Portion)	0	0
Foreign currency forwards | Cost of revenue and operating expenses
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		34
Gains (Losses) Reclassified into Income (Missed Forecast)		0
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	4	8
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Gains (Losses) Recognized into Income (Ineffective Portion)	0	0
Interest rate swaps | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	24	28
Gains (Losses) Reclassified into Income (Missed Forecast)	0	0
Cross currency swaps and cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	(47)	31
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		6
Gains (Losses) Reclassified into Income (Missed Forecast)		0
Gains (Losses) Recognized into Income (Ineffective Portion)	0	(4)
Cross currency swaps and cross currency interest rate swaps | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(1)
Gains (Losses) Reclassified into Income (Missed Forecast)	0
Cross currency swaps and cross currency interest rate swaps | Other income (expense)
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(45)	31
Gains (Losses) Reclassified into Income (Missed Forecast)	0	0
Commodity swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	23	(32)
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Gains (Losses) Reclassified into Income (Missed Forecast)		(13)
Gains (Losses) Recognized into Income (Ineffective Portion)	0	0
Commodity swaps | Other income (expense)
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	0
Gains (Losses) Reclassified into Income (Missed Forecast)	0
Commodity swaps | Cost of revenue and operating expenses
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(17)	$ (4)
Gains (Losses) Reclassified into Income (Missed Forecast)